Organization and Basis of Presentation	3 Months Ended
Mar. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Basis of Presentation
Organization and Basis of Presentation
The accompanying unaudited condensed consolidated interim financial statements were prepared in accordance with the rules and regulations of the Securities and Exchange Commission, and reflect all adjustments, which in the opinion of management are necessary for the fair presentation of the results for the interim periods, on a basis consistent with the annual audited consolidated financial statements. These condensed consolidated interim financial statements should be read in conjunction with the consolidated financial statements and the summary of significant accounting policies and notes thereto included in the 2016 annual consolidated financial statements of Mammoth Energy Services, Inc. (the "Company," "Mammoth Inc" or "Mammoth" ) in the Annual Report on Form 10-K filed on February 24, 2017.

Mammoth, together with its subsidiaries, is an integrated, growth-oriented energy services company serving companies engaged in the exploration and development of North American onshore unconventional oil and natural gas reserves. The Company was incorporated in Delaware in June 2016 as a wholly-owned subsidiary of Mammoth Energy Partners, LP, a Delaware limited partnership (the "Partnership" or the "Predecessor"). The Partnership was originally formed by Wexford Capital LP (“Wexford”) in February 2014 as a holding company under the name Redback Inc. and was converted to a Delaware limited partnership in August 2014. On November 24, 2014, Mammoth Energy Holdings, LLC (“Mammoth Holdings”), an entity controlled by Wexford, Gulfport Energy Corporation (“Gulfport”) and Rhino Resource Partners LP (“Rhino”) contributed their interest in certain of the entities presented below to the Partnership in exchange for 20 million limited partner units. Mammoth Energy Partners GP, LLC (the “General Partner”) held a non-economic general partner interest.

The following companies (the "Operating Entities”) are included in these condensed consolidated financial statements: Bison Drilling and Field Services, LLC (“Bison Drilling”), formed November 15, 2010; Bison Trucking LLC (“Bison Trucking”), formed August 9, 2013; White Wing Tubular Services LLC (“White Wing”), formed July 29, 2014; Barracuda Logistics LLC (“Barracuda”), formed October 24, 2014; Mr. Inspections LLC (“MRI”), formed January 25, 2015; Panther Drilling Systems LLC (“Panther”), formed December 11, 2012; Redback Energy Services, LLC (“Energy Services”), formed October 6, 2011; Redback Coil Tubing, LLC (“Coil Tubing”), formed May 15, 2012; Redback Pump Down Services LLC (“Pump Down”), formed January 16, 2015; Muskie Proppant LLC (“Muskie”), formed September 14, 2011; Stingray Pressure Pumping LLC (“Pressure Pumping”), formed March 20, 2012; Stingray Logistics LLC (“Logistics”), formed November 19, 2012; and Great White Sand Tiger Lodging Ltd. (“Lodging”), formed October 1, 2007, Sand Tiger Holdings, Inc. ("ST Holdings"), formed June 27, 2007, Silverback Energy Services LLC ("Silverback"), formed June 8, 2016; Mammoth Equipment Leasing LLC, formed on November 14, 2016; Cobra Acquisitions LLC ("Cobra"), formed January 9, 2017; and Cobra T&D LLC, formed January 24, 2017.

In addition, on June 5, 2017, Mammoth acquired Sturgeon Acquisitions LLC (“Sturgeon”) and Sturgeon's wholly-owned subsidiaries, Taylor Frac, LLC (“Taylor Frac”), Taylor Real Estate Investments, LLC (“Taylor RE”), and South River Road, LLC (“South River”) (collectively, the "Sturgeon Acquisition"). The accompanying financial statements have been recast to include the financial position and results attributable to the Sturgeon Acquisition. See Note 12 for additional information regarding the Sturgeon Acquisition.

The contribution to the Partnership on November 24, 2014 of all Operating Entities, except Pressure Pumping, Logistics and entities created after the date of such contribution to the Partnership, was treated as a combination of entities under common control. On November 24, 2014, the Partnership also acquired Pressure Pumping and Logistics (collectively, the “Stingray Entities”) in exchange for 10 million limited partner units. Prior to the contribution, the Partnership did not conduct any material business operations other than certain activities related to the preparation of the registration statement for a proposed initial public offering.

On October 12, 2016, the Partnership was converted into a Delaware limited liability company named Mammoth Energy Partners LLC (“Mammoth LLC”), and then Mammoth Holdings, Gulfport and Rhino, as all the members of Mammoth LLC, contributed their member interests in Mammoth LLC to Mammoth Inc. Prior to the conversion and the contribution, Mammoth Inc. was a wholly-owned subsidiary of the Partnership. Following the conversion and the contribution, Mammoth LLC (as the converted successor to the Partnership) was a wholly-owned subsidiary of Mammoth Inc. Mammoth Inc. did not conduct any material business operations until Mammoth LLC was contributed to it. On October 19, 2016, Mammoth Inc. closed its initial public offering of 7,750,000 shares of common stock (the "IPO"), which included an aggregate of 250,000 shares that were offered by Mammoth Holdings, Gulfport and Rhino, at a price to the public of $15.00 per share.

Net proceeds to Mammoth Inc. from its sale of 7,500,000 shares of common stock were approximately $103.1 million. On the closing date of the IPO, Mammoth Inc. repaid all outstanding borrowings under its revolving credit facility and intends to use the remaining net proceeds for general corporate purposes, which may include the acquisition of additional equipment and complementary businesses that enhance its existing service offerings, broaden its service offerings or expand its customer relationships.

At March 31, 2017 and December 31, 2016, Mammoth Holdings, Gulfport and Rhino owned the following share of outstanding common stock of Mammoth Inc:

	At March 31, 2017		At December 31, 2016
	Share Count	% Ownership	Share Count	% Ownership
Mammoth Holdings	20,443,903	54.5%	20,443,903	54.5%
Gulfport	9,073,750	24.2%	9,073,750	24.2%
Rhino	232,347	0.6%	232,347	0.6%
Outstanding shares owned by related parties	29,750,000	79.3%	29,750,000	79.3%
Total outstanding	37,500,000	100.0%	37,500,000	100.0%

Operations

The Company's pressure pumping services include equipment and personnel used in connection with the completion and early production of oil and natural gas wells, well services include coil tubing units used to enhance the flow of oil or natural gas and natural sand proppant services include the distribution and production of natural sand proppant that is used primarily for hydraulic fracturing in the oil and gas industry. The Company's contract land and directional drilling services provides drilling rigs and directional tools for both vertical and horizontal drilling of oil and natural gas wells. The Company also provides other energy services, currently primarily consisting of remote accommodations for people working in the oil sands located in Northern Alberta, Canada.

The acquisition of the Stingray Entities added to the Company's completion and production portfolio. Specifically, by adding hydraulic fracturing and proppant hauling logistics services, the Company has developed a diverse offering of operations that can participate in nearly all phases of the energy services industry.

All of the Company’s operations are in North America. The Company operates in the Permian Basin, the Utica Shale, the Eagle Ford Shale, the Marcellus Shale, the Granite Wash, the Cana-Woodford Shale, the Cleveland Sand and the oil sands located in Northern Alberta, Canada. The Company's business depends in large part on the conditions in the oil and natural gas industry and, specifically, on the amount of capital spending by its customers. Any prolonged increase or decrease in oil and natural gas prices affects the levels of exploration, development and production activity, as well as the entire health of the oil and natural gas industry. Changes in the commodity prices for oil and natural gas could have a material effect on the Company’s results of operations and financial condition.